UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑23358

Angel Oak Financial Strategies Income Term Trust
(Exact name of registrant as specified in charter)

980 Hammond Drive, Suite 200
Atlanta, Georgia 30328
(Address of principal executive offices) (Zip code)

Ward Bortz, President
980 Hammond Drive, Suite 200
Atlanta, Georgia 30328
(Name and address of agent for service)

Copy to:
Stephen T. Cohen
Matthew E. Barsamian
Dechert LLP
1900 K Street NW
Washington, DC 20006

404‑953‑4900
Registrant’s telephone number, including area code
Date of fiscal year end: January 31
Date of reporting period: July 31,2026

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e‑1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e‑1).

Semi-Annual Report
July 31, 2026

Angel Oak Financial Strategies Income Term Trust

Angel Oak Capital Advisors, LLC
980 Hammond Drive
Suite 200
Atlanta, GA 30328
(404) 953‑4900

Angel Oak Financial Strategies Income Term Trust
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned ‑0.42% based on market price and 1.70% based on net asset value (NAV) for the six‑month period ended July 31, 2026. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, by 38 basis points (bps) based on market price and 250 bps based on NAV. The benchmark returned ‑0.80% during the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The financial sector continued to benefit from favorable macroeconomic conditions during the period. Banking sector earnings, in particular, were supported by a steepening yield curve, a resurgence in capital markets activity, and expanding net interest margins. In addition, banking sector consolidation, a key alpha driver for the strategy, benefited from the current lighter-touch regulatory environment.
Bank debt primary issuance rebounded sharply, with more than $3 billion issued during the first half of 2026. The forward pipeline remained robust, supported by more than $8 billion of legacy 2021 issuance entering its call period during the year. Although spreads continued to tighten, these factors contributed to improved pricing for legacy holdings and higher coupons on new additions to the portfolio.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained its emphasis on the financial sector, with key overweight positions in community bank debt and nonbank financial debt.
Top Contributors
h Bank Debt
h Nonbank Financial Services Debt
Top Detractors
i Nonbank Asset Management Debt
i Nonbank Real Estate Investment Trust Debt
Past performance is not a guarantee of future results.
It is not possible to invest directly in an index.
Investing involves risk; principal loss is possible. An investment in the Fund includes, but is not limited to, risks and considerations related to: banks and diversified financial companies, business development companies, closed‑end funds, conflicts of interest, convertible securities, credit, derivatives, distributions, equity, extensions, fixed income instruments, floating or variable rate securities, foreign securities, high-yield securities, illiquid securities, industry concentration, interest rates, large investors, leverage, limited investment opportunities, limited terms, liquidity and valuation, management, markets, market discounts, maturity and duration, portfolio turnover, preferred securities of banks and diversified financial companies, prepayments, rating agencies, real estate investment trusts, registered investment companies, regulatory and legal, repurchase agreements, reverse repurchase agreements, senior debt, structured products, subordinated debt, trust preferred securities, uncertain tax treatment, unrated securities, U.S. government securities, and other risks.
For more information on these and other risks of the Fund, please see the Prospectus and “Principal Risks of Investing in the Fund” in the most recent Annual Report.

Investment Results – (Unaudited)
Angel Oak Financial Strategies Income Term Trust
Total Return Based on a $10,000 Investment

The chart above assumes an initial investment of $10,000 made on May 31, 2019 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Performance data current to the most recent month-end can be obtained by calling (855) 751-4324. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Market Price	$12.51
NAV	$13.46
Premium (Discount) to NAV	-7.06%
Market Price Distribution Rate(1)	11.03%
NAV Distribution Rate(1)	10.25%
(1) Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice.
The amount of the Fund’s distributions during the last fiscal year exceeded the amount of the Fund’s income and gains. As a result, some of the Fund’s distributions constituted a ROC to shareholders.
Total Returns(1)
(For the period ended July 31, 2026)

	Average Annual Returns
	One Year	Three Year	Five Year	Since Inception(2)
Angel Oak Financial Strategies Income Term Trust – NAV	7.64%	9.10%	1.82%	2.63%
Angel Oak Financial Strategies Income Term Trust – Market Price	6.48%	12.81%	2.11%	2.24%
Bloomberg U.S. Aggregate Bond Index(3)	2.71%	3.73%	-0.40%	1.18%
(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions under the Fund’s dividend reinvestment plan.

Investment Results – (Unaudited) (continued)
(2) Inception date is May 31, 2019.
(3) The Bloomberg U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Portfolio Holdings – (Unaudited)
The investment objective of Angel Oak Financial Strategies Income Term Trust is to seek current income with a secondary objective of total return.

*
As a percentage of total investments. The percentages presented in the table above may differ from those in the Schedule of Investments because the percentages in the Schedule of Investments are calculated based on net assets.

Angel Oak Financial Strategies Income Term Trust
Statement of Assets and Liabilities
July 31, 2026 (Unaudited)

Assets
Investments in securities at fair value*	$654,135,387
Dividends and interest receivable	10,120,822
Cash	653
Prepaid expenses	42,717

Total Assets	664,299,579

Liabilities
Payable for senior notes (par value of $85,000,000 less unamortized deferred issuance costs of $730,204)	84,269,796
Payable for reverse repurchase agreements	78,760,000
Payable for mandatory redeemable preferred shares ($25 liquidation value per share, 2,000,000 shares issued and outstanding, less unamortized deferred issuance costs of $704,085)	49,295,915
Payable to Adviser	794,947
Payable for distributions to mandatory redeemable preferred shareholders	578,255
Interest payable for senior notes	263,726
Interest payable for reverse repurchase agreements	205,843
Payable to administrator, fund accountant, and transfer agent	28,625
Payable for distributions to common shareholders	6,646
Payable to custodian	4,097
Other accrued expenses	274,986

Total Liabilities	214,482,836

Net Assets	$449,816,743

Net Assets consist of:
Paid‑in capital	$488,122,737
Total distributable earnings (accumulated deficit)	(38,305,994)

Net Assets	$449,816,743

Shares outstanding (unlimited number of shares authorized, no par value)	33,416,851

Net asset value (“NAV”) and offering price per share	$13.46

*Identified Cost:
Investments in securities	$659,904,447

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Statement of Operations
For the Period Ended July 31, 2026 (Unaudited)

Investment Income
Interest	$19,408,700
Dividends	1,515,061

Total Investment Income	20,923,761

Expenses
Investment Advisory (See Note 6)	4,223,984
Interest & commissions	1,730,610
Interest paid on senior notes (See Note 9)	1,318,947
Distributions and amortization of deferred issuance costs on mandatory redeemable preferred shares (See Note 10)	604,933
Service Fees (See Note 6)	219,021
Legal	197,364
Proxy Expenses	120,396
Administration	41,256
Trustee	33,025
Printing	31,611
Fund accounting	28,791
Audit & tax	20,092
Registration	15,023
Transfer agent	14,400
Custodian	13,311
Compliance	7,822
Insurance	4,228
Miscellaneous	25,017

Total Expenses	8,649,831

Fees contractually recouped by Adviser (See Note 6)	131,262

Net Expenses	8,781,093

Net Investment Income (Loss)	12,142,668

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	2,343,088
Net change in unrealized appreciation/depreciation on:
Investments	(6,803,943)

Net realized and unrealized gain (loss) on investments	(4,460,855)

Net increase (decrease) in net assets resulting from operations	$7,681,813

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Statement of Cash Flows
For the Period Ended July 31, 2026 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$7,681,813
Net adjustments to reconcile net (increase) decrease in net assets from operations to net cash provided by (used in) operating activities:
Net amortization and accretion of premium and discount on investments and other cost adjustments	(18,706)
Purchases of short-term investments, net	(5,127,178)
Purchases of long-term investments	(156,868,977)
Proceeds from sales of long-term investments	87,562,761
Net change in unrealized appreciation/depreciation on investments	6,803,943
Net realized (gain) loss on investments	(2,343,088)
Receivable for investments sold	27,925
Dividends and interest receivable	(1,723,889)
Prepaid expenses	(28,266)
Payable for investments purchased	(1,000,000)
Interest payable for reverse repurchase agreements	89,725
Interest payable for senior notes	123,170
Payable for distributions to mandatory redeemable preferred shareholders	578,255
Payable to Adviser	263,586
Payable to administrator, fund accountant and transfer agent	(28,412)
Payable to custodian	(204)
Other accrued expenses	158,629

Net cash provided by (used in) operating activities	(63,848,913)

CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions paid to common shareholders, net	(23,057,116)
Proceeds from reverse repurchase agreements	78,760,000
Repayments of reverse repurchase agreements	(40,649,000)
Proceeds from mandatory redeemable preferred shares	50,000,000
Proceeds from senior notes	40,000,000
Repayments of senior notes	(40,000,000)
Deferred issuance costs of mandatory redeemable preferred shares	(704,085)
Net amortization of deferred issuance costs of senior notes	(500,233)

Net cash provided by (used in) financing activities	63,849,566

Net change in cash	653

CASH:
Beginning Balance	–

Ending Balance	$653

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$2,160,147
Cash held in money market investments	$6,962,116

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Statements of Changes in Net Assets

	For the Period Ended July 31, 2026 (Unaudited)	For the Year Ended January 31, 2026
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$12,142,668	$23,490,942
Net realized gain (loss) on investment transactions	2,343,088	(6,449,964)
Net change in unrealized appreciation/depreciation on investments	(6,803,943)	29,871,042

Net increase (decrease) in net assets resulting from operations	7,681,813	46,912,020

Distributions to Shareholders
Total distributions	(12,142,668)	(23,525,364)
Return of capital	(10,914,959)	(17,744,447)

Total distributions to shareholders	(23,057,627)	(41,269,811)

Capital Transactions
Proceeds from shares sold	–	–
Proceeds from rights offering, net of offering costs (See Note 11)	–	105,963,470
Amount paid for shares redeemed	–	–

Net increase (decrease) in net assets resulting from capital transactions	–	105,963,470

Total Increase (Decrease) in Net Assets	(15,375,814)	111,605,679

Net Assets
Beginning of year or period	465,192,557	353,586,878

End of year or period	$449,816,743	$465,192,557

Share Transactions
Shares issued in connection with rights offering (See Note 11)	–	8,354,213
Shares sold	–	–
Shares redeemed	–	–

Net increase (decrease) in share transactions	–	8,354,213

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2026 (Unaudited)		For the Year or Period Ended January 31,
			2026		2025	2024	2023	2022		2021	2020 (a)
Selected Per Share Data:
Net asset value, beginning of year or period	$13.92		$14.11		$13.84	$14.75	$17.62	$18.69		$20.53	$20.00

Income from investment operations:
Net investment income (loss)	0.36	(b)	0.76	(b)	0.71 (b)	0.71 (b)	0.72 (b)	0.73	(b)	0.82	0.55
Net realized and unrealized gain (loss) on investments (c)	(0.13)		0.91		0.87	(0.41)	(2.36)	0.37		(1.41)	0.80

Total from investment operations	0.23		1.67		1.58	0.30	(1.64)	1.10		(0.59)	1.35

Less distributions to shareholders:
From net investment income	(0.39)		(0.77)		(0.72)	(0.71)	(0.73)	(0.77)		(0.79)	(0.67)
Return of capital	(0.30)		(0.58)		(0.59)	(0.50)	(0.50)	(0.54)		(0.46)	(0.15)

Total distributions	(0.69)		(1.35)		(1.31)	(1.21)	(1.23)	(1.31)		(1.25)	(0.82)

Capital share transactions:
Dilution due to rights offering	–		(0.49	) (d)	–	–	–	(0.84	) (d)	–	–
Offering costs due to rights offering	–		(0.02	) (d)	–	–	–	(0.02	) (d)	–	–

Total capital share transactions	–		(0.51)		–	–	–	(0.86)		–	–

Net asset value, end of year or period	$13.46		$13.92		$14.11	$13.84	$14.75	$17.62		$18.69	$20.53

Market value, end of year or period	$12.51		$13.25		$13.26	$12.23	$13.36	$16.54		$17.29	$21.30
Total return on net asset value (e)(f)	1.70%		8.61%		12.03%	2.37%	-9.57%	1.11%		-2.71%	6.89%
Total return on market value (e)(g)	-0.42%		10.53%		20.02%	1.09%	-11.97%	2.99%		-12.70%	10.86%

Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$449,817		$465,193		$353,587	$346,982	$369,727	$357,855		$284,580	$236,462
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (h)	3.82	% (i)	3.24%		4.04%	3.92%	3.63%	3.22%		3.34%	2.41%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest, amortization, merger, and proxy expense (h)	3.00%		2.14%		2.23%	2.17%	2.17%	2.18%		2.25%	1.93%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (h)	3.87	% (i)	2.92	% (j)	3.99%	3.92%	3.63%	3.27%		3.20%	1.91%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest, amortization, merger, and proxy expense (h)	3.05%		1.82	% (j)	2.18%	2.17%	2.17%	2.23%		2.11%	1.43%
Ratio of expenses to average managed assets after waiver and reimbursement/recoupment excluding interest, amortization, merger, and proxy expense. Average managed assets represent the total assets of the fund, including the assets attributable to the proceeds from any forms of financial leverage, less liabilities, other than liabilities related to any form of leverage (h)	2.21%		1.42	% (j)	1.56%	1.55%	1.52%	1.59%		1.50%	1.25%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (h)	5.42%		5.13%		5.10%	5.10%	4.51%	4.02%		4.05%	3.58%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (h)	5.37%		5.45	% (j)	5.15%	5.10%	4.51%	3.97%		4.19%	4.08%
Portfolio turnover rate (e)	14%		52%		16%	5%	6%	14%		25%	21%

(a)	Fund commenced operations on May 31, 2019.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year or period.
(c)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the year or period.

(d)	Amount represents per share impact related to a rights offering. See Note 11.
(e)	Not annualized for periods less than one year.
(f)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year or period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(g)
Total return on market value is computed based upon the New York Stock Exchange market price of the Fund’s shares and includes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(h)	Annualized for periods less than one year.
(i)
Distributions on the Fund’s Mandatory Redeemable Preferred Shares are treated as an operating expense in accordance with GAAP and are reflected in the calculation of net investment income. Amounts presented include the impact of such distributions. See Note 10.

(j)
Effective June 1, 2025, through November 30, 2025, the Adviser voluntarily agreed to limit the Fund’s management fee to 1.00% of the Fund’s average daily managed assets. This voluntary waiver was in addition to the contractual fee waiver/expense limitation agreement and reduced the Fund’s annualized expense ratio by approximately 0.24%.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Schedule of Investments
July 31, 2026 (Unaudited)

	Par	Value
CORPORATE OBLIGATIONS – 133.2%
Consumer, Non‑cyclical – 2.3%
ConnectOne Bancorp, Inc., 8.13% to 06/01/2030 then 3 mo. Term SOFR + 4.42%, 06/01/2035	$4,000,000	$4,220,000
Green Dot Corp., 8.75%, 09/15/2029 (a)	2,000,000	2,160,000
USCB Financial Holdings, Inc., 7.63% to 08/15/2030 then 3 mo. Term SOFR + 4.22%, 08/15/2035 (b)	4,000,000	3,983,868

		10,363,868

Financial – 130.9% (c)
1864 Bancorp, Inc., 6.50% to 03/30/2031 then 3 mo. Term SOFR + 2.89%, 03/30/2036 (a)	2,250,000	2,228,283
Alpine Banks of Colorado, 6.25% to 12/30/2030 then 3 mo. Term SOFR + 2.86%, 11/30/2035 (a)	2,100,000	2,092,202
American Coastal Insurance Corp., 6.25%, 12/15/2027	3,670,000	3,688,350
American National Bank, 7.61% (3 mo. Term SOFR + 3.88%), 09/30/2030 (a)	2,500,000	2,379,954
Amur Equipment Finance, Inc., 8.25%, 12/31/2030 (a)(d)	3,000,000	3,000,000
Atlantic Union Bankshares Corp., 6.25% to 08/01/2031 then 3 mo. Term SOFR + 2.13%, 08/01/2036	4,000,000	4,024,371
Avidbank Holdings, Inc., 7.32% (3 mo. Term SOFR + 3.60%), 12/30/2029 (a)	6,000,000	5,897,447
Axos Financial, Inc., 7.00% to 10/01/2030 then 3 mo. Term SOFR + 3.79%, 10/01/2035	2,000,000	2,052,500
Ballston SpA Bancorp, Inc., 7.38% to 07/01/2031 then SOFR + 3.78%, 04/01/2036 (a)	3,000,000	2,975,399
Banc of California, Inc., 8.01% (3 mo. Term SOFR + 4.20%), 10/30/2030	1,425,000	1,420,015
BancIndependent, Inc., 6.50% to 02/15/2031 then 3 mo. Term SOFR + 2.97%, 02/15/2036 (a)(b)	4,300,000	4,274,633
Bancorp, Inc., 7.38%, 09/01/2030	3,050,000	3,135,548
Bank of America Corp., 5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	6,000,000	5,940,621
Bank of Marin Bancorp, 6.75% to 12/01/2030 then 3 mo. Term SOFR + 3.35%, 12/01/2035 (a)	2,600,000	2,572,146
Bank of New York Mellon Corp., 5.19% to 03/14/2034 then SOFR + 1.42%, 03/14/2035	1,000,000	993,715
Bank of Oklahoma NA, 6.11% to 11/06/2035 then 5 yr. CMT Rate + 2.00%, 11/06/2040	3,600,000	3,638,982
BankGuam Holding Co., 7.88% (3 mo. Term SOFR + 4.13%), 07/01/2031 (a)	3,000,000	2,942,838
Banksouth Holding Co., 8.12% (3 mo. Term SOFR + 4.28%), 07/30/2029 (a)	2,600,000	2,572,523
Banterra Corp., 8.00% to 06/30/2027 then 3 mo. Term SOFR + 3.85%, 09/30/2032 (a)	1,250,000	1,216,314
Bar Harbor Bankshares, 6.93% (3 mo. Term SOFR + 3.27%), 12/01/2029	3,000,000	2,998,948
Bayfirst Financial Corp., 7.51% (3 mo. Term SOFR + 3.78%), 06/30/2031 (a)	1,000,000	980,966
BCB Bancorp, Inc., 9.25% to 09/01/2029 then 3 mo. Term SOFR + 5.82%, 09/01/2034	3,000,000	3,188,886
Beacon Financial Corp., 5.50% to 07/01/2027 then 3 mo. Term SOFR + 2.49%, 07/01/2032	1,500,000	1,485,621
Big Poppy Holdings, 6.50%, 07/01/2027
Big Poppy Holdings, Inc.
6.50%, 07/01/2027	3,500,000	3,412,500
8.00% to 03/20/2031 then 3 mo. Term SOFR + 4.45%, 03/20/2036 (a)(b)	5,000,000	5,034,738
BRC Group Holdings, Inc.
5.00%, 12/31/2026 (g)	2,000,000	1,976,800
6.00%, 01/31/2028 (g)	3,000,000	2,498,400
Bridgewater Bancshares, Inc., 7.63% to 06/30/2030 then 3 mo. Term SOFR + 3.88%, 06/30/2035 (b)	4,000,000	4,179,540
Burke & Herbert Financial Services Corp., 3.25% to 12/01/2026 then 3 mo. Term SOFR + 2.30%, 12/01/2031	2,000,000	1,919,870
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	3,000,000	3,010,284
Capra Financial, Inc., 6.63% to 06/30/2031 then 3 mo. Term SOFR + 2.72%, 06/30/2036 (a)	4,000,000	4,012,924
Carrington Holding Co. LLC, 9.75%, 05/15/2031 (a)(b)	1,500,000	1,501,248
CB Financial Services, Inc., 3.88% to 12/15/2026 then 3 mo. Term SOFR + 2.80%, 12/15/2031 (a)	5,500,000	5,196,600

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

	Par	Value
CORPORATE OBLIGATIONS – (continued)
Financial – (continued)
CB&T Holding Corp., 9.69% (3 mo. Term SOFR + 6.02%), 12/15/2030 (a)	$5,000,000	$4,999,140
Central Bancshares, Inc., 7.86% (3 mo. Term SOFR + 4.13%), 06/30/2029 (a)	5,000,000	4,873,327
Chemung Financial Corp., 7.75% to 06/15/2030 then 3 mo. Term SOFR + 4.15%, 06/15/2035 (a)	2,000,000	2,091,782
Citigroup, Inc., 5.17% (SOFR + 1.49%), 09/11/2036	3,000,000	2,924,015
Citizens Bancshares of Batesville, Inc., 7.00% to 10/15/2030 then 3 mo. Term SOFR + 3.63%, 10/15/2035 (a)(b)	2,500,000	2,478,317
Citizens Community Bancorp, Inc., 4.75% to 04/01/2027 then 3 mo. Term SOFR + 3.29%, 04/01/2032 (a)	1,500,000	1,428,114
Clear Blue Financial Holdings LLC, 5.38%, 12/30/2028 (a)(b)	10,000,000	9,374,860
Clear Street Holdings LLC
8.25%, 10/30/2029 (a)	4,000,000	4,020,558
8.00%, 09/30/2030 (a)(b)	5,000,000	5,029,941
Climate First Bancorp, Inc., 8.00% to 11/01/2030 then 3 mo. Term SOFR + 4.72%, 11/01/2035 (a)	4,000,000	3,912,292
Colony Bankcorp, Inc., 5.25% to 05/20/2027 then 3 mo. Term SOFR + 2.65%, 05/20/2032 (a)	1,000,000	925,198
Commercial Credit, Inc., 8.75%, 08/30/2030 (a)	2,500,000	2,499,792
Compeer Financial ACA, 7.88% to 02/15/2031 then 5 yr. CMT Rate + 4.16%, Perpetual (a)	1,000,000	1,019,080
Cornerstone Capital Bancorp, Inc., 7.25%, 02/15/2036 (a)	4,000,000	3,973,129
Customers Bancorp, Inc.
2.88% to 08/15/2026 then 3 mo. Term SOFR + 2.35%, 08/15/2031	1,000,000	958,414
6.88% to 01/15/2031 then 3 mo. Term SOFR + 3.42%, 01/15/2036 (b)	3,500,000	3,504,307
Dickinson Financial Corp., 6.50% to 11/15/2030 then 3 mo. Term SOFR + 3.10%, 11/15/2035 (a)	3,100,000	3,081,454
Dime Community Bancshares, Inc., 5.00% to 05/15/2027 then 3 mo. Term SOFR + 2.18%, 05/15/2032	1,250,000	1,203,466
Eagle Bancorp, Inc., 10.00%, 09/30/2029	2,500,000	2,600,152
EF Holdco, 5.88%, 04/01/2027 (a)	5,000,000	4,894,070
Enterprise Financial Services Corp., 6.25% to 07/01/2031 then 3 mo. Term SOFR + 2.32%, 07/01/2036	5,000,000	4,982,640
Equity Bancshares, Inc., 7.13% to 08/01/2030 then 3 mo. Term SOFR + 3.49%, 08/01/2035	4,000,000	4,100,791
EverBank Financial Corp.
8.38% to 09/01/2029 then 3 mo. Term SOFR + 5.02%, 09/01/2034 (a)(b)	5,000,000	5,190,627
7.50% to 09/01/2030 then 3 mo. Term SOFR + 4.07%, 09/01/2035 (a)	2,000,000	2,043,491
F&M Financial Corp., 9.00% to 08/01/2030 then 3 mo. Term SOFR + 5.39%, 08/01/2035 (a)	4,500,000	4,609,229
Fidelity Federal Bancorp
8.40% (3 mo. Term SOFR + 4.65%), 11/01/2029 (a)	2,000,000	1,990,011
7.57% (3 mo. Term SOFR + 3.84%), 03/30/2031 (a)	1,000,000	984,075
Fidelity Financial Corp., 5.00% to 04/30/2027 then 3 mo. Term SOFR + 2.47%, 04/30/2032 (a)	5,000,000	4,793,739
Fifth Third Bancorp
4.90% to 09/06/2029 then SOFR + 1.49%, 09/06/2030 (b)	6,000,000	5,983,780
5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	4,000,000	4,068,828
Financial Institutions, Inc., 6.50% to 12/15/2030 then 3 mo. Term SOFR + 3.12%, 12/15/2035	7,600,000	7,609,717
First Bank, 7.13% to 06/30/2030 then 3 mo. Term SOFR + 3.43%, 06/30/2035 (a)	2,000,000	2,050,705
First Citizens BancShares, Inc.
5.60% to 09/05/2030 then 5 yr. CMT Rate + 1.85%, 09/05/2035	1,000,000	977,744
6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	3,000,000	2,909,566

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

	Par	Value
CORPORATE OBLIGATIONS – (continued)
Financial – (continued)
First Commerce Bancorp, Inc., 7.75% to 12/30/2030 then 3 mo. Term SOFR + 4.32%, 12/30/2035 (a)(b)	$3,000,000	$2,997,698
First Financial Bancorp, 6.38% to 12/01/2030 then 3 mo. Term SOFR + 3.00%, 12/01/2035	4,350,000	4,373,716
First Foundation, Inc., 3.50% to 02/01/2027 then 3 mo. Term SOFR + 2.04%, 02/01/2032	1,000,000	963,121
First Help Financial LLC
6.00%, 11/15/2026 (a)	2,000,000	1,983,777
9.50%, 04/30/2031 (a)	3,000,000	2,973,910
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035	4,000,000	4,151,600
First Mutual Holding Co., 7.25% to 06/15/2031 then 3 mo. Term SOFR + 3.35%, 06/15/2036 (a)	4,000,000	4,024,673
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035 (a)(b)	5,000,000	5,150,589
First Northwest Bancorp, 6.73% (3 mo. Term SOFR + 3.00%), 03/30/2031	1,000,000	970,800
First Paragould Bankshares, Inc., 7.02% (3 mo. Term SOFR + 3.36%), 12/15/2027 (a)	2,250,000	2,228,824
Five Star Bancorp, 6.00% to 09/01/2027 then SOFR + 3.29%, 09/01/2032 (a)	1,000,000	964,403
Flagstar Bancorp, Inc., 7.72% (3 mo. Term SOFR + 3.91%), 11/01/2030	2,375,000	2,292,968
Flagstar Bank, N.A., 6.69% (3 mo. Term SOFR + 3.04%), 11/06/2028	5,000,000	4,855,355
Flushing Financial Corp., 3.13% to 12/01/2026 then 3 mo. Term SOFR + 2.04%, 12/01/2031	2,000,000	1,907,032
FNB Corp.
6.31% (3 mo. Term SOFR + 2.66%), 02/14/2029	600,000	590,764
5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030 (b)	5,000,000	5,008,770
Forbright, Inc.
8.05% (3 mo. Term SOFR + 4.39%), 12/01/2029 (a)	2,000,000	1,999,689
4.00% to 01/01/2027 then SOFR + 2.89%, 01/01/2032 (a)	1,000,000	994,601
Fulton Financial Corp., 3.75% to 03/15/2030 then 3 mo. Term SOFR + 2.70%, 03/15/2035	3,000,000	2,734,963
GBank Financial Holdings, Inc., 7.25% to 01/15/2031 then 3 mo. Term SOFR + 3.82%, 01/15/2036 (a)(b)	3,000,000	2,960,663
Georgia Banking Co., Inc., 7.07% (3 mo. Term SOFR + 3.40%), 06/15/2031 (a)	1,000,000	983,614
Golden Pear Funding HoldCo LLC
9.00%, 02/28/2028	5,000,000	5,001,322
10.00%, 04/30/2031 (a)(d)	2,000,000	2,000,000
Golden State Bank, 4.50% to 12/15/2026 then 3 mo. Term SOFR + 3.35%, 12/15/2031 (a)	1,000,000	887,760
Goldman Sachs Group, Inc., 7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	2,000,000	2,070,156
Hanmi Financial Corp.
3.75% to 09/01/2026 then 3 mo. Term SOFR + 3.10%, 09/01/2031	3,500,000	3,475,356
6.50% to 07/31/2031 then 3 mo. Term SOFR + 2.34%, 07/31/2036 (a)	1,000,000	997,426
Hanover Bancorp, Inc., 7.25% to 03/15/2031 then 3 mo. Term SOFR + 3.86%, 03/15/2036 (b)	4,000,000	4,036,784
Hilltop Holdings, Inc., 6.13% to 05/15/2030 then 3 mo. Term SOFR + 5.80%, 05/15/2035	250,000	240,467
Hometown Financial Group, Inc., 8.75%, 03/15/2027 (a)(b)	2,000,000	2,015,095
Horizon Bancorp, Inc., 7.00% to 09/15/2030 then 3 mo. Term SOFR + 3.60%, 09/15/2035	2,000,000	2,036,678
Huntington Bancshares, Inc., 5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035	9,000,000	9,035,024
Independent Bank Corp., 7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035 (b)	3,000,000	3,152,432
JPMorgan Chase & Co., 6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	4,000,000	4,200,086
KeyCorp.
5.00% to 09/15/2026 then 3 mo. Term SOFR + 3.87%, Perpetual	300,000	299,215
4.79% to 06/01/2032 then SOFR + 2.06%, 06/01/2033 (b)	5,000,000	4,848,853
6.40% to 03/06/2034 then SOFR + 2.42%, 03/06/2035	4,000,000	4,176,977
Lakeland Bancorp, Inc., 2.88% to 09/15/2026 then 3 mo. Term SOFR + 2.20%, 09/15/2031	4,191,000	4,075,796

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

	Par	Value
CORPORATE OBLIGATIONS – (continued)
Financial – (continued)
Lawrence Bancshares, Inc., 8.50% to 06/30/2030 then 3 mo. Term SOFR + 4.79%, 06/30/2035 (a)(b)	$3,000,000	$3,051,880
M&T Bank Corp., 7.41% to 10/30/2028 then SOFR + 2.80%, 10/30/2029	6,000,000	6,320,050
Maple Financial Holdings, Inc., 8.32% (3 mo. Term SOFR + 4.67%), 02/15/2031 (a)	2,000,000	1,982,960
Mascoma Mutual Financial Services Corp., 7.88% to 09/15/2030 then 3 mo. Term SOFR + 4.54%, 09/15/2035 (a)	2,000,000	2,013,270
Mechanics Bancorp, 3.50% to 01/30/2027 then 3 mo. Term SOFR + 2.15%, 01/30/2032	3,000,000	2,911,843
Mercantile Bank Corp., 3.25% to 01/30/2027 then 3 mo. Term SOFR + 2.12%, 01/30/2032	1,500,000	1,390,581
Mercury General Corp., 6.25%, 06/15/2036	5,000,000	4,978,355
Meridian Corp., 7.68% (3 mo. Term SOFR + 3.95%), 12/30/2029	4,000,000	3,992,782
Midwest Bankcentre, Inc., 7.00% to 10/15/2030 then 3 mo. Term SOFR + 3.68%, 10/15/2035 (a)	2,000,000	1,986,146
Millennium Consolidated Holdings LLC, 8.38%, 03/01/2030 (a)(b)	5,000,000	4,968,643
Minnwest Corp., 7.75% to 09/01/2030 then 3 mo. Term SOFR + 4.29%, 09/01/2035 (a)(b)	2,500,000	2,522,013
Morgan Stanley, 5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	6,500,000	6,518,627
MS Transverse Insurance Group LLC, 6.00%, 12/15/2026 (a)	5,000,000	5,000,892
Mutual Bancorp, Inc., 6.25% to 07/01/2031 then 3 mo. Term SOFR + 2.31%, 07/01/2036 (a)	3,000,000	3,003,392
Nano Financial Holdings, Inc., 13.00%, 09/30/2026 (a)(d)	5,304,500	1,856,575
NewtekOne, Inc.
8.13%, 02/01/2027 (a)	2,250,000	2,253,406
8.38%, 04/01/2030 (a)	750,000	763,307
NexBank Capital, Inc.
4.00% to 08/15/2026 then 3 mo. Term SOFR + 3.39%, 08/15/2031 (a)	2,000,000	1,967,834
6.00%, 07/15/2032 (a)	1,500,000	1,451,528
Northpointe Bancshares, Inc.
9.00% to 09/01/2029 then 3 mo. Term SOFR + 5.50%, 09/01/2034 (a)	1,200,000	1,257,461
7.50% to 12/15/2030 then 3 mo. Term SOFR + 4.24%, 12/15/2035 (a)	4,000,000	3,951,461
Northrim BanCorp, Inc., 6.88% to 12/01/2030 then 3 mo. Term SOFR + 3.48%, 12/01/2035	3,600,000	3,653,968
Northwest Bancshares, Inc., 7.56% (3 mo. Term SOFR + 3.89%), 09/15/2030	1,000,000	999,981
Oakstar Bancshares, Inc., 7.31% (3 mo. Term SOFR + 3.52%), 04/15/2031 (a)	1,000,000	982,647
Obsidian Insurance Holdings, Inc., 8.00%, 11/15/2030 (a)	5,000,000	4,869,387
OceanFirst Financial Corp., 6.38% to 11/15/2030 then 3 mo. Term SOFR + 3.08%, 11/15/2035 (b)	5,250,000	5,265,330
Oconomowoc Bancshares, Inc., 8.50% to 09/01/2030 then 3 mo. Term SOFR + 5.09%, 09/01/2035 (a)	4,000,000	4,140,409
Old National Bancorp, 5.77% to 02/15/2031 then 3 mo. Term SOFR + 2.20%, 02/15/2036	4,800,000	4,765,627
Olney Bancshares of Texas, Inc., 6.99% (3 mo. Term SOFR + 3.32%), 03/15/2031 (a)	1,000,000	986,596
PCAP Holdings LP, 6.50%, 07/15/2028 (a)(d)(f)	2,000,000	0
Peoples Financial Services Corp., 7.75% to 06/15/2030 then 3 mo. Term SOFR + 4.11%, 06/15/2035	3,000,000	3,137,446
PeoplesBancorp, 8.00% to 12/30/2029 then 3 mo. Term SOFR + 4.24%, 12/30/2034 (a)	1,250,000	1,283,971
PhenixFIN Corp., 5.25%, 11/01/2028 (g)	1,750,000	1,679,300
Pinnacle Bank, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036 (b)	8,600,000	8,475,004
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	1,000,000	1,010,619
Preferred Bank/Los Angeles CA, 6.44% (3 mo. Term SOFR + 2.78%), 06/15/2031	4,600,000	4,512,620
Primis Financial Corp., 8.97% (3 mo. Term SOFR + 5.31%), 09/01/2030 (b)	2,000,000	1,991,070
Provident Financial Services, Inc., 9.00% to 05/15/2029 then 3 mo. Term SOFR + 4.77%, 05/15/2034	4,118,000	4,367,861

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

	Par	Value
CORPORATE OBLIGATIONS – (continued)
Financial – (continued)
Quaint Oak Bancorp, Inc., 11.00%, 03/01/2028 (a)	$1,250,000	$1,262,569
RBB Bancorp, 7.04% (3 mo. Term SOFR + 3.29%), 04/01/2031	1,000,000	995,669
ReadyCap Holdings LLC, 9.38%, 03/01/2028 (a)	4,000,000	3,970,000
Regions Financial Corp., 5.50% to 09/06/2034 then SOFR + 2.06%, 09/06/2035	4,000,000	3,954,462
Reliable Community Bancshares, Inc., 7.00% to 01/30/2031 then 3 mo. Term SOFR + 3.41%, 01/30/2036 (a)	4,000,000	3,941,895
Renasant Corp.
4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035 (b)	2,000,000	1,831,508
6.25% to 06/01/2031 then 3 mo. Term SOFR + 2.45%, 06/01/2036	2,000,000	2,003,964
River Financial Corp., 7.09% (3 mo. Term SOFR + 3.42%), 03/15/2031 (a)	1,000,000	979,545
SCRE Intermediate Holdco LLC, 6.50% (or 1.00% PIK), 02/15/2030 (a)	2,000,000	1,842,500
Shore Bancshares, Inc., 6.25% to 11/15/2030 then 3 mo. Term SOFR + 2.88%, 11/15/2035	2,100,000	2,092,669
Silver Queen Financial Services, Inc., 7.26% (3 mo. Term SOFR + 3.60%), 12/01/2027 (a)(b)	3,800,000	3,800,438
Simmons First National Corp., 6.25% to 10/01/2030 then 3 mo. Term SOFR + 3.02%, 10/01/2035 (b)	7,500,000	7,526,046
SmartFinancial, Inc., 7.25% to 09/01/2030 then 3 mo. Term SOFR + 3.85%, 09/01/2035 (b)	5,000,000	5,150,512
South State Bank NA, 8.38% to 08/15/2029 then 3 mo. Term SOFR + 4.61%, 08/15/2034	2,000,000	2,105,000
South Street Securities Funding LLC, 6.25%, 12/30/2026 (a)(b)	6,000,000	6,001,321
Southern Financial Corp., 4.88% to 10/20/2026 then 3 mo. Term SOFR + 3.93%, 10/20/2031 (a)	1,500,000	1,438,586
Southside Bancshares, Inc., 7.00% to 08/15/2030 then 3 mo. Term SOFR + 3.57%, 08/15/2035 (b)	4,000,000	4,100,739
SouthState Corp., 7.00% to 06/13/2030 then 3 mo. Term SOFR + 3.19%, 06/13/2035	4,000,000	4,148,419
Tectonic Financial, Inc., 7.25% to 02/15/2031 then 3 mo. Term SOFR + 3.68%, 02/15/2036 (a)(b)	3,000,000	2,980,086
Texas Capital Bancshares, Inc., 5.30% to 02/27/2031 then SOFR + 1.94%, 02/27/2032	3,300,000	3,232,963
Texas State Bankshares, Inc., 7.48% (3 mo. Term SOFR + 3.81%), 06/15/2029 (a)	4,000,000	3,990,845
Trinitas Capital Management LLC, 7.75%, 11/01/2030 (a)(b)	8,000,000	7,930,000
Trustmark Corp., 6.00% to 12/01/2030 then 3 mo. Term SOFR + 2.60%, 12/01/2035	2,600,000	2,537,284
Universal Insurance Holdings, Inc., 7.75%, 06/30/2031 (a)	6,000,000	6,004,609
Univest Financial Corp.
7.25% to 11/15/2027 then 3 mo. Term SOFR + 3.10%, 11/15/2032	1,250,000	1,269,235
6.00% to 11/15/2030 then 3 mo. Term SOFR + 2.62%, 11/15/2035	1,600,000	1,575,858
US Bancorp, 5.05% to 02/12/2030 then SOFR + 1.06%, 02/12/2031	7,500,000	7,504,382
Valley National Bancorp, 6.22% to 06/01/2031 then 3 mo. Term SOFR + 2.43%, 06/01/2036 (b)	6,000,000	5,938,941
Vast Holdings, Inc., 8.00% (3 mo. Term SOFR + 4.21%), 04/15/2031 (a)	1,250,000	1,229,979
VCT Holdings LLC, 6.00%, 12/30/2026 (a)	5,000,000	5,006,250
VeraBank, Inc., 7.50% to 06/01/2030 then 3 mo. Term SOFR + 3.69%, 06/01/2035 (a)	2,000,000	2,068,399
VyStar Credit Union, 4.25%, 03/15/2032 (a)	3,000,000	2,716,755
Webster Financial Corp., 5.78% to 09/11/2030 then 5 yr. CMT Rate + 2.13%, 09/11/2035 (b)	7,000,000	7,017,658
Wells Fargo & Co., 5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	3,000,000	3,019,454
Western Alliance Bancorp, 5.92% (3 mo. Term SOFR + 2.25%), 06/15/2031	3,000,000	2,903,400
Western Alliance Bank, 6.54% to 11/15/2030 then 5 yr. CMT Rate + 2.85%, 11/15/2035	6,100,000	6,037,689
Western Capital Corp., 6.88%, 12/15/2030 (a)(b)	3,000,000	2,995,603
White River Bancshares Co., 6.63% to 02/28/2031 then 3 mo. Term SOFR + 3.25%, 02/29/2036 (a)	2,000,000	1,969,678
Wintrust Financial Corp., 4.85%, 06/06/2029	5,000,000	4,969,943

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

	Par	Value
CORPORATE OBLIGATIONS – (continued)
Financial – (continued)
WSFS Financial Corp., 5.38% to 12/15/2030 then 3 mo. Term SOFR + 1.89%, 12/15/2035	$3,500,000	$3,399,587
Zions Bancorp NA, 3.25%, 10/29/2029	2,000,000	1,879,429

		588,752,667

TOTAL CORPORATE OBLIGATIONS (Cost $607,243,318)		599,116,535

PREFERRED STOCKS – 6.7%	Shares
Financial – 3.6%
Bayfirst Financial Corp., Series D, 0.00%, Perpetual (a)	100	1,894,191
BRC Group Holdings, Inc., Series B, 7.38%, Perpetual (e)	27,310	358,307
Dime Community Bancshares, Inc., 5.50%, Perpetual	25,000	442,000
First Busey Corp., Series B, 8.25%, Perpetual	80,000	2,102,400
First Citizens BancShares, Inc.
Series A, 5.38%, Perpetual	140,000	2,829,400
Series E, 6.63% to 3/15/2031 then 5 yr. CMT Rate + 2.83%, Perpetual	40,000	992,800
First Merchants Corp., Series A, 7.50%, Perpetual	40,000	1,006,000
Fulton Financial Corp., Series A, 5.13%, Perpetual	42,572	762,039
M&T Bank Corp., Series K, 6.35%, Perpetual	40,000	955,600
United Fidelity Bank FSB, Series QIB, 7.00%, Perpetual (a)(e)	1,000	500,000
Valley National Bancorp, Series C, 8.25% to 09/30/2029 then 5 yr. CMT Rate + 4.18%, Perpetual	60,000	1,552,800
WaFd, Inc., Series A, 4.88%, Perpetual	25,000	407,750
WesBanco, Inc., Series B, 7.38% to 10/01/2030 then 5 yr. CMT Rate + 3.80%, Perpetual	100,000	2,551,000

		16,354,287

Real Estate Investment Trust – 3.1%
AGNC Investment Corp., Series C, 9.12% (3 mo. Term SOFR + 5.37%), Perpetual	40,000	1,033,200
Annaly Capital Management, Inc., Series F, 9.01% (3 mo. Term SOFR + 5.25%), Perpetual	40,000	1,033,200
Ellington Financial, Inc., Series B, 6.25% to 01/30/2027 then 5 yr. CMT Rate + 4.99%, Perpetual	80,000	1,979,200
Inpoint Commercial Real Estate Income, Inc., Series A, 6.75%, Perpetual	80,000	1,731,200
Lument Finance Trust, Inc., Series A, 7.88%, Perpetual	40,000	695,600
PennyMac Mortgage Investment Trust, 9.00%, 06/15/2030	37,691	953,959
Rithm Capital Corp.
Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	200,000	4,998,000
Series E, 8.75%, Perpetual	40,000	980,000
TPG RE Finance Trust, Inc., Series C, 6.25%, Perpetual	30,000	555,300

		13,959,659

TOTAL PREFERRED STOCKS (Cost $31,593,919)		30,313,946

COMMON STOCKS – 3.9%
Financial – 3.8%
Bank7 Corp.	10,000	502,800
Citigroup, Inc.	6,000	794,700
Columbia Banking System, Inc.	25,000	781,750
DMMS Purchaser, Inc. (d)(e)	1,406	2,499,207
First Citizens BancShares, Inc. – Class A	400	874,660

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Financial – (continued)
First United Corp.	10,000	$441,400
Georgia Banking Company, Inc. (d)(e)	50,000	1,500,000
Greene County Bancorp, Inc.	25,000	836,500
M&T Bank Corp.	4,000	985,160
Patriot National Bancorp, Inc. (e)	2,260,759	2,577,265
Pinnacle Financial Partners, Inc.	7,000	736,610
Plumas Bancorp	10,700	656,017
Preferred Bank	8,500	887,740
Prosperity Bancshares, Inc.	13,900	1,040,693
SouthState Corp.	8,000	840,720
UMB Financial Corp.	8,600	1,253,278

		17,208,500

Real Estate Investment Trust – 0.1%
AGNC Investment Corp.	30,500	325,130
Ellington Financial, Inc.	15,750	209,160

		534,290

TOTAL COMMON STOCKS (Cost $14,105,094)		17,742,790

SHORT-TERM INVESTMENTS – 1.6%

Money Market Funds – 1.6%
First American Government Obligations Fund – Class U, 3.60% (h)	6,962,116	6,962,116

TOTAL SHORT-TERM INVESTMENTS (Cost $6,962,116)		6,962,116

TOTAL INVESTMENTS – 145.4% (Cost $659,904,447)		654,135,387

Liabilities in Excess of Other Assets – (15.4)%		(69,318,644)

Mandatory Redeemable Preferred Shares, at liquidation value – (11.1)%		(50,000,000)

Senior Notes – (18.9)%		(85,000,000)

TOTAL NET ASSETS – 100.0%		$449,816,743

Percentages are stated as a percent of net assets.
CMT—Constant Maturity Treasury
SOFR—Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2026, the value of these securities total $271,386,704 or 60.3% of the Fund’s net assets.

(b)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements. At July 31, 2026, the value of securities pledged amounted to $134,939,650.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $10,855,782 or 2.4% of net assets as of July 31, 2026.

(e)	Non‑income producing security.
(f)	Issuer is currently in default and not accruing income.
(g)	Security issued as a “Baby Bond”, with a par value of $25 per bond. The principal balance disclosed represents the issuer’s outstanding principal that corresponds to the bonds held in the fund.
(h)	The rate shown represents the 7‑day annualized yield as of July 31, 2026.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Lucid Management and Capital Partners LP	5.32%	06/17/2026	09/15/2026	$7,192,358	$7,098,000
Lucid Management and Capital Partners LP	5.44%	07/09/2026	10/08/2026	674,140	665,000
RBC Capital Markets	4.32%	07/10/2026	08/10/2026	7,034,070	7,008,000
RBC Capital Markets	4.31%	07/14/2026	08/14/2026	4,478,560	4,462,000
Lucid Management and Capital Partners LP	4.86%	07/16/2026	08/13/2026	43,756,614	43,592,000
Lucid Management and Capital Partners LP	5.24%	07/16/2026	10/15/2026	14,469,250	14,280,000
Lucid Management and Capital Partners LP	4.88%	07/28/2026	08/13/2026	1,658,589	1,655,000
Total				$79,263,581	$78,760,000
A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements
July 31, 2026 (Unaudited)
NOTE 1. ORGANIZATION
Angel Oak Financial Strategies Income Term Trust (the “Fund”) is organized as a Delaware statutory trust under a Declaration of Trust dated June 14, 2018. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is listed on the New York Stock Exchange (“NYSE”). Since May 31, 2022, the Fund has operated as a diversified closed‑end management investment company. Please see the table below for a summary of Fund specific information:

Ticker	Investment Objective	Commencement of Operations
FINS	Current Income & Total Return	05/31/19
The Fund will terminate on or before May 31, 2031 (the “Termination Date”); provided, that if the Board of Trustees (the “Board”) believes that, under then-current market conditions, it is in the best interest of the Fund to do so, the Fund may extend the Termination Date: (i) once for up to one year (i.e., up to May 31, 2032), and (ii) once for up to an additional six months (i.e., up to November 30, 2032), in each case upon the affirmative vote of a majority of the Board and without approval of the Fund’s shareholders. In determining whether to extend the Termination Date, the Board may consider the inability to sell the Fund’s assets in a time frame consistent with termination due to lack of market liquidity or other extenuating circumstances. Additionally, the Board may determine that market conditions are such that it is reasonable to believe that, with an extension, the Fund’s remaining assets will appreciate and generate income in an amount that, in the aggregate, is meaningful relative to the cost and expense of continuing the operation of the Fund.
NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946, Financial Services-Investment Companies.
Securities Valuation and Fair Value Measurements: The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1: quoted prices in active markets for identical securities that the Fund has the ability to access
•	Level 2: other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)
The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.
Investments in registered open‑end management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.
Fair values for long-term debt securities, including corporate and convertible obligations, are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board. All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non‑exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.
Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.
Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day‑to‑day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.
The following is a summary of the investments by their inputs used to value the Fund’s net assets as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$–	$592,259,960	$6,856,575	$599,116,535
Preferred Stocks	27,919,755	2,394,191	–	30,313,946
Common Stocks	13,743,583	–	3,999,207	17,742,790
Short-Term Investments	6,962,116	–	–	6,962,116
Total	$48,625,454	$594,654,151	$10,855,782	$654,135,387
Other Financial Instruments
Liabilities
Reverse Repurchase Agreements	$–	($78,760,000)	$–	($78,760,000)
See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2026, the Fund recognized $980,966 of transfers from Level 3 to Level 2 due to an increase in relevant market activity. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/26	Amortization/ Accretion/ Distributions	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation/ Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/26
Corporate Obligations	$4,806,100	$–	$–	($2,273,059)	$5,304,500	$–	$–	($980,966)	$6,856,575
Common Stocks	$–	$–	$–	$–	$3,999,207	$–	$–	$–	$3,999,207
Total	$4,806,100	$–	$–	($2,273,059)	$9,303,707	$–	$–	($980,966)	$10,855,782
The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to Level 3 investments still held at July 31, 2026, is ($2,447,925).
The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 07/31/26	Valuation Techniques	Unobservable Input*	Range**	Weighted Average Unobservable Input
Corporate Obligations	$3,000,000	Transaction Price	Transaction Price	$100.00	$100.00
Corporate Obligations	$2,000,000	Transaction Price	Transaction Price	$100.00	$100.00
Corporate Obligations	$1,856,575	Model Valuation	Estimated recovery value	$35.00	Recovery Estimate: 35%
Corporate Obligations	$0	Model Valuation	Estimated recovery from proposed Chapter 11 liquidation plan	$0.00	Recovery Estimate: 0%
Common Stocks	$2,499,207	Transaction Price	Transaction Price	$1,777.53	$1,777.53
Common Stocks	$1,500,000	Transaction Price	Transaction Price	$30.00	$30.00

*
Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

**	Each input presents information for one security and reflects the value as of July 31, 2026.
Federal Income Taxes: The Fund intends to elect and continue to qualify to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund generally will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. The Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.
The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended July 31, 2026, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Security Transactions and Income Recognition: Investment security transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life and recoverable principal and recorded in interest income on the Statement of

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Operations. Dividend income and corporate transactions, if any, are recorded on the ex‑date. Paydown gains and losses on mortgage related and other ABS are recorded as components of interest income on the Statement of Operations. Payments received from certain investments held by the Fund may be comprised of dividends, capital gains and return of capital. The Fund originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Fund’s shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.
Distributions to Shareholders: Distributions from the Fund’s net investment income are declared and paid monthly. The Fund intends to distribute its net realized long term capital gains and net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex‑dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. For the latest tax year ended January 31, 2026, certain differences were reclassified. These differences were primarily related to distribution reclassifications and return of capital distributions; the amounts did not affect net assets. The reclassifications were as follows:

Paid‑in Capital	Distributable earnings (accumulated deficit)
$939	($939)
Share Valuation: The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results could differ from those estimates.
Indemnifications: Under the Fund’s organizational documents, the Fund will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.
Cash and Cash Equivalents: Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in 30‑90 days. Short-term investments can include U.S. Government and government agency securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements, commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Included in Investments in securities at fair value on the Statement of Assets and Liabilities are investments in First American money market funds held at major financial institutions totaling $6,962,116.

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Reverse Repurchase Agreements: A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The average daily balance of reverse repurchase agreements outstanding for the Fund during the period ended July 31, 2026, was $69,746,724 at a weighted average daily interest rate of 4.99%.
The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Corporate Obligations	$–	($56,717,000)	($22,043,000)	$–	($78,760,000)
Gross amount of reverse repurchase agreements in Balance Sheet Offsetting Information Table					($78,760,000)
Amounts related to agreements not included in offsetting disclosure in Balance Sheet Offsetting Information Table					$–
NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS
Subordinated Debt of Banks and Diversified Financial Companies: The Fund may invest in subordinated debt securities, sometimes also called “junior debt,” which are debt securities for which the issuer’s obligations to make principal and interest payments are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.
High Yield Securities: The Fund may invest in below investment grade securities, including certain securities issued by U.S. community banks and other financial institutions. These “high-yield” securities, also known as “junk bonds,” will generally be rated BB or lower by S&P Global Ratings or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality.
Structured Products: The Fund may invest in certain structured products, including community bank debt securitizations. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Fund invests. In addition to the normal interest rate, default and other risks of fixed-income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in Structured Products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.
Common and Preferred Stocks: The Fund may invest in common and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Fund may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS – (continued)

The fundamental risk of investing in stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income, and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Fund only as a part of your overall investment portfolio.
Macroeconomic Risks: Developments such as public health crises, armed conflict, changing interest rates, inflation, supply chain disruptions, geopolitical risks, natural or environmental disasters, economic sanctions, and tariffs may disrupt economic markets and the prolonged economic impacts of these types of developments are uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration, spread, and conclusion of global events, and such uncertainty may in turn impact the value of the Fund’s investments.
NOTE 4. FUND CERTIFICATION
The Fund is listed for trading on the NYSE and has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund filed with the Securities and Exchange Commission (“SEC”) the certification of its chief executive officer and principal financial officer required by Section 302 of the Sarbanes-Oxley Act.
NOTE 5. DERIVATIVE TRANSACTIONS
Balance Sheet Offsetting Information
During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. As of July 31, 2026, the Fund was not subject to any netting agreements.
The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2026:

				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Reverse Repurchase Agreements	($78,760,000)	$–	($78,760,000)	($78,760,000)	$–	$–
In some instances, the actual collateral received/pledged may be more than the amounts disclosed herein.
NOTE 6. FEES AND OTHER RELATED PARTY TRANSACTIONS
Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Trustees. The Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the average daily Managed Assets of the Fund. Effective June 1, 2025, through November 30, 2025, coinciding with an investment ramp-up period post rights offering, the Adviser elected to voluntarily limit the Fund’s management fee to 1.00% of the average daily Managed Assets of the Fund. These fees are included in the Investment Advisory line item that is reflected in the Statement of Operations. Managed Assets includes total assets (including any assets attributable to borrowing for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes) (“Managed Assets”).

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 6. FEES AND OTHER RELATED PARTY TRANSACTIONS – (continued)

The Adviser has also contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any management fees, front-end sales loads, taxes, interest expenses, dividend and interest expenses related to short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, any transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, litigation and potential litigation expenses, expenses of shareholder proposals, contested elections, or non-routine shareholder meetings, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) to limit the Fund’s Total Annual Fund Operating Expenses to 0.25% of the Fund’s Managed Assets (the “Expense Limit”) through at least September 30, 2027 (the “Limitation Period”). The Expense Limit may be eliminated at any time by the Board, on behalf of the Fund, upon 60 days’ written notice to the Adviser. Prior to the end of the Limitation Period, the Expense Limit may not be terminated by the Adviser without the consent of the Board of Trustees. The Expense Limit is subject to repayment by the Fund within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limit described above or the expense limitation in effect at the time of the reimbursement (whichever is lower). During the period ended July 31, 2026, the Fund repaid $131,262 of previously waived expenses to the Adviser. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions at July 31, 2026, are included in the table below.

Total Waived Expenses Recoverable by the Adviser as of 07/31/26	Recoverable Expenses Subject to 36 Month Limit During the Year Ending 01/31/29
$391,203	$391,203
Destra Capital Advisors LLC (“Destra”) provides investor support services in connection with the ongoing operation of the Fund. Such services include providing ongoing contact with respect to the Fund and its performance with financial advisors that are representatives of financial intermediaries, and communicating with the NYSE specialist for the shares of the Fund, and with the closed‑end fund analyst community regarding the Fund on a regular basis. The Fund pays Destra a service fee in an annual amount equal to 0.10% of the average daily value of the Fund’s Managed Assets. This fee is included in the Service Fees line item that is reflected in the Statement of Operations.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund. These fees are included in the Fund accounting, Transfer agent, Administration, and Custodian line items that are reflected in the Statement of Operations.
The Fund makes reimbursement payments to the Adviser for the salary associated with the Chief Compliance Officer. The compliance fees expensed by the Fund during the period ended July 31, 2026, are included in the Compliance line item that is reflected in the Statement of Operations.
Certain officers, Trustees and shareholders of the Fund are also employees of the Adviser.
NOTE 7. INVESTMENT TRANSACTIONS
For the period ended July 31, 2026, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government securities, were as follows:

Purchases	Sales
$156,868,977	$87,562,761
For the period ended July 31, 2026, there were no long-term purchases or long-term sales of U.S. Government securities for the Fund.

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION

The tax characterization of distributions paid for the latest tax year ended January 31, 2026, and January 31, 2025, were as follows:

	2026	2025
Distributions paid from:
Ordinary Income	$23,525,364	$18,031,085
Net Long-Term Capital Gain	–	–
Return of Capital	17,744,447	14,750,846
Total	$41,269,811	$32,781,931
As of the latest tax year ended January 31, 2026, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Tax Cost of Investments	$583,281,737
Unrealized Appreciation*	13,751,603
Unrealized Depreciation*	(12,889,198)
Net Unrealized Appreciation (Depreciation)*	$862,405
Undistributed Ordinary Income	–
Undistributed Long-Term Gain (Loss)	–
Accumulated Gain (Loss)	$–
Other Accumulated Gain (Loss)	(23,792,585)
Total Distributable Earnings (Accumulated Deficit)	($22,930,180)

*	Represents aggregated amounts of investments and reverse repurchase agreements in the Fund.
The temporary differences between book basis and tax basis in the Fund are primarily attributable to amortization of callable bonds, wash sales, and preferred stock basis adjustments.
As of the latest tax year ended January 31, 2026, the Fund had available for federal tax purposes an unused capital loss carryforward of $23,786,450. For the latest tax year ended January 31, 2026, the Fund did not utilize any capital loss carryforwards.
To the extent these carryforwards are used to offset futures gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

No expiration short-term	$8,812,791
No expiration long-term	$14,973,659
Total	$23,786,450
Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the latest tax year ended January 31, 2026, the Fund did not defer any post-October losses.
NOTE 9. SENIOR NOTES
On July 8, 2021, the Fund issued senior unsecured notes (“Notes”) in an aggregate amount of $85,000,000 in two fixed-rate series. The Notes were issued in private placement offerings to institutional investors and are not listed on any exchange or automated quotation system. The note purchase agreement (the “Agreement”) contains various covenants related to other indebtedness and limits on the Fund’s overall leverage. Under the 1940 Act and the terms of the Notes, the Fund may not

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 9. SENIOR NOTES – (continued)

declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to senior securities representing indebtedness (including the Notes) would be less than 300%.
On July 8, 2026, the Fund refinanced the $40,000,000 Series A Senior Notes that were due on that date, through the issuance of a new $40,000,000 aggregate principal amount of Series C Senior Notes due July 8, 2030. Following the transaction, the Fund’s aggregate principal amount of unsecured senior notes remained $85,000,000.
The table below sets forth a summary of the key terms of each series of Notes outstanding at July 31, 2026.

Series	Principal Outstanding 07/31/26	Payment Frequency	Unamortized Offering Costs	Estimated Fair Value 07/31/26	Fixed Interest Rate	Maturity Date
B	$45,000,000	Semi-Annual	$184,707	$42,493,030	2.80%	July 8, 2028
C	$40,000,000	Semi-Annual	$545,497	$39,269,317	5.36%	July 8, 2030
The average daily balance of senior notes outstanding for the Fund during the period ended July 31, 2026, was $85,000,000 at a weighted average daily interest rate of 2.90%.
The carrying value of the Notes on the Statement of Assets and Liabilities is equal to the principal amount of the Notes less unamortized offering costs. The estimated fair value of the notes was calculated, for disclosure purposes, based on estimated market yields for comparable debt instruments with similar maturity and terms. The Fund would categorize the Senior Notes as Level 2 in the fair value hierarchy.
The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (“NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an ‘A1’ long-term rating by Moody’s Investors Service.
The aggregate accrued interest payable on the Notes as of July 31, 2026, was $263,726 and is included in the Interest Payable for senior notes line item in the Statement of Assets and Liabilities. The Fund paid origination fees of $854,400 and $400,000 as well as other expenses on July 13, 2021, and July 8, 2026, respectively, and are being amortized for daily over the life of the Notes. During the period ended July 31, 2026, $1,318,947 of interest expense and amortization of origination fees were included in the Interest paid on senior notes expense line item that is reflected in the Statement of Operations.
At July 31, 2026, the Fund was in compliance with all covenants under the Agreement.
NOTE 10. MANDATORY REDEEMABLE PREFERRED SHARES
On May 22, 2026, the Fund authorized the issuance and sale of 2,000,000 shares of the Fund’s Series A Mandatory Redeemable Preferred Shares (“MRPS”), due April 30, 2031, liquidation preference of $25.00 per share, in a transaction exempt from registration under the Securities Act of 1933, as amended. The Fund received gross proceeds from the sale of the MRPS of $50,000,000. The MRPS bear interest at a rate of 5.864%. As a result of the ownership of MRPS, the purchaser of the MRPS (the “Securities Purchaser”) has the right to elect two members of the board of trustees of the Fund. Given the limited term structure of the Fund, if the Fund does not elect to extend the Fund, then the MRPS will have a mandatory redemption date of January 31, 2031. The Securities Purchaser also has the right to vote with the holders of common shares of the Fund to elect the balance of the Trustees. During the period ended July 31, 2026, $604,933 of interest expense and amortization of origination fees were included in the Distributions and amortization of deferred issuance costs on mandatory redeemable preferred shares expense line item that is reflected in the Statement of Operations.

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 11. CAPITAL TRANSACTIONS

The Board approved a rights offering to participating shareholders of record as of September 20, 2021, which were in turn allowed to subscribe for new common shares of the Fund. Record date shareholders received one right for each common share held on the record date. For every three rights held, a holder of the rights was entitled to buy one new common share of the Fund. Record date shareholders who fully exercised all rights initially issued to them in the primary subscription were entitled to buy those common shares that were not purchased by other record date shareholders. The subscription price per common share (the “Subscription Price”) was determined based on a formula equal to 92.5% of the average of the last reported sales price of a common share of the Fund on the NYSE on the layoff/expiration dates and each of the four immediately preceding trading days (the “Formula Price”). However, the Formula Price was less than 86% of the Fund’s NAV per common share at the close of trading on the NYSE on the layoff/expiration dates, therefore the Subscription Price used was based on 86% of the Fund’s NAV per common share at the close of trading on the NYSE on those days. Offering costs were charged to paid-in-capital upon the exercise of the rights.
The shares of common stock issued, subscription price, and offering costs for the rights offering were as follows:

Layoff/Expiration Date	Shares of Common Stock Issued	Subscription Price	Offering Costs
October 6, 2021	410,000	$16.15	$37,920
October 11, 2021	300,000	$16.10	$27,746
October 14, 2021	4,366,333	$16.06	$403,834
Additionally, the Board approved a rights offering to participating shareholders of record as of April 21, 2025, which were in turn allowed to subscribe for new common shares of the Fund. Record date shareholders received one right for each common share held on the record date. For every three rights held, a holder of the rights was entitled to buy one new common share of the Fund. Record date shareholders who fully exercised all rights initially issued to them in the primary subscription were entitled to buy those common shares that were not purchased by other record date shareholders. The Subscription Price per common share was determined based on a formula equal to 94% of the average of the last reported sales price of a common share of the Fund on the NYSE on the layoff/expiration dates and each of the four immediately preceding trading days. However, the Formula Price was less than 90% of the Fund’s NAV per common share at the close of trading on the NYSE on the layoff/expiration dates, therefore the Subscription Price used was based on 90% of the Fund’s NAV per common share at the close of trading on the NYSE on those days. Offering costs were charged to paid-in-capital upon the exercise of the rights.
The shares of common stock issued, subscription price, and offering costs for the rights offering were as follows:

Layoff/Expiration Date	Shares of Common Stock Issued	Subscription Price	Offering Costs
May 12, 2025	473,750	$12.97	$32,635
May 14, 2025	7,880,463	$13.23	$542,851
NOTE 12. SEGMENT REPORTING
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s Chief Operating Decision Maker (“CODM”) is the Principal Financial Officer, Chief Investment Officer, Head of Portfolio Management - Public Strategies, and the Risk Committee. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.

Angel Oak Financial Strategies Income Term Trust
Notes to the Financial Statements - (continued)
July 31, 2026 (Unaudited)

NOTE 13. SUBSEQUENT EVENTS
Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the following:
At the Annual Meeting of Shareholders held on September 25, 2026, shareholders approved the election of Keith M. Schappert and Andrea N. Mullins as Class II Trustees to the Board of Trustees to serve the remainder of a three-year term expiring in 2028 based on the following results:

	For	Against	Abstain
To Elect Keith M. Schappert	25,936,960	6,546,688	153,297
To Elect Andrea N. Mullins	25,955,397	6,548,197	133,350
Shareholders of the MRPS approved the election of Ira P. Cohen as a Class III Trustee of the Board of Trustees of the Fund to serve a three-year term expiring in 2029 based on the following results:

	For	Against	Abstain
To Elect Ira P. Cohen	1,920,000	0	0
Shareholders also approved an amendment to the Fund’s Declaration of Trust to lower the threshold for the Shareholders and Trustees to remove a Trustee for “Cause” as defined in the Declaration of Trust from 75% to 66.67%, based on the following results:

	For	Against	Abstain
To Amend the Declaration of Trust	26,144,815	1,309,741	93,953
Shareholders also approved adjournments of the Annual Meeting of Shareholders for the purpose of soliciting additional proxies if there were not sufficient votes at the Annual Meeting of Shareholders to approve the proposals or establish quorum, based on the following results:

	For	Against	Abstain
To Approve Adjournments of Meeting	25,900,593	6,611,235	125,113
Shareholders also ratified the selection of Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm for the fiscal year ending January 31, 2027, based on the following results:

	For	Against	Abstain
To Approve Cohen & Company, Ltd.	31,125,698	1,343,027	183,102

Additional Information (Unaudited)
1. Shareholder Notification of Federal Tax Status
For the latest tax year ended January 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.80% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 23.80%.
For the latest tax year ended January 31, 2026, the Fund paid qualified dividend income of 0.00%.
For the latest tax year ended January 31, 2026, the percentage of ordinary income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations was 0.00%.
For the latest tax year ended January 31, 2026, the Fund did not pay any ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).
For the latest tax year ended January 31, 2026, the percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 92.45%.
2. Disclosure of Portfolio Holdings
The Fund will file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N‑PORT. The Fund’s Part F of Form N‑PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC‑0230.
3. Householding
The SEC permits funds to deliver only one copy of certain shareholder documents, including shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Unless you have instructed the Fund otherwise, only one copy of a shareholder report will be mailed to multiple Fund shareholders of record who share the same mailing address. If you would like additional copies of a shareholder report, please contact your participating broker-dealer firm or other financial intermediary or, if you hold Fund shares directly with the Fund, you may write to the Fund c/o U.S. Bank Global Fund Services at P.O. Box 701, Milwaukee, WI 53201-0701 or call toll-free (855)751-4324.
4. Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (855) 751‑4324 and (2) from Fund documents filed with the SEC on the SEC’s website at www.sec.gov.
5. Dividend Reinvestment Plan
Pursuant to the Fund’s Dividend Reinvestment Plan (the “Plan”), distributions of dividends and capital gains are automatically reinvested in Shares of the Fund by Fund Services, as Plan Agent. Unless a shareholder indicates another option on the account application or otherwise opts‑out, shareholders holding at least one full Share of the Fund will be automatically enrolled in the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash.
If the Fund declares a dividend or distribution payable either in cash or in Shares of the Fund and the market price of Shares on the payment date for the distribution or dividend equals or exceeds the Fund’s NAV per Share, the Fund will issue Shares to participants at a value equal to the higher of NAV or 95% of the market price. The number of additional Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive Shares purchased by the Plan Agent on participants’ behalf on the NYSE or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per Share purchase price may exceed NAV, resulting in fewer Shares being acquired than if the Fund had issued new Shares.

There are no brokerage charges with respect to Shares issued directly by the Fund. However, whenever Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees. Currently, dividend reinvestment plan participants that direct the sale of Shares through the Plan Agent are subject to a $25.00 fee plus a sales commission of $4.95.
The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions. Purchases of additional Shares of the Fund will be made on the open market. There is no transaction fee, and each participant will pay a pro rata share of brokerage commissions incurred in connection with purchases made on the open market. Shareholders can also sell Fund Shares held in the Plan account at any time by contacting the Plan Agent by telephone or in writing. The Plan Agent will mail a check to you (less applicable brokerage trading fees) on the settlement date, which is three business days after your Shares have been sold. If you choose to sell your Shares through your broker, you will need to request that the Plan Agent electronically transfer your Shares to your broker through the Direct Registration System.
Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone or in writing. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If you withdraw, your Shares will be credited to your account; or, if you wish, the Plan Agent will sell your full and fractional Shares and send you the proceeds, less a fee currently set at $25.00 and less a sales commission currently set at $4.95. If a shareholder does not maintain at least one whole Share in the Plan account, the Plan Agent may terminate such shareholder’s participation in the Plan after written notice. Upon termination, shareholders will be sent a check for the cash value of any fractional Share in the Plan account, less any applicable broker commissions and taxes. Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 60 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 60 days before the record date for the payment of any dividend or distribution by the Funds.
All correspondence or additional information about the Plan should be directed to Fund Services in writing at 615 East Michigan Street, Milwaukee, Wisconsin 53202.

INVESTMENT ADVISER
Angel Oak Capital Advisors, LLC
980 Hammond Drive, Suite 200
Atlanta, GA 30328
SHAREHOLDER SERVICER
Destra Capital Advisors LLC
444 N. Wilson Avenue
Bozeman, MT 59715
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
875 East Wisconsin Avenue, Suite 210
Milwaukee, WI 53202
LEGAL COUNSEL
Dechert LLP
1900 K Street NW
Washington, DC 20006
CUSTODIAN
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT
U.S Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

SAR-FINS

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as no investment advisory agreement was approved during the six-month period reported on this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), of shares of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act made in the period covered by this report.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

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Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Angel Oak Financial Strategies Income Term Trust

By (Signature and Title)*	/s/ Ward Bortz
Ward Bortz, President (Principal Executive Officer)

Date	October 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ward Bortz
Ward Bortz, President (Principal Executive Officer)

Date	October 5, 2026

By (Signature and Title)*	/s/ Nilesh Likhite
Nilesh Likhite, Treasurer (Principal Financial Officer)

Date	October 5, 2026

*	Print the name and title of each signing officer under his or her signature

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